Resolution Of Remaining Chapter 11 Disputed Claims (Tables)	12 Months Ended
Dec. 31, 2013
Resolution Of Remaining Chapter 11 Disputed Claims [Abstract]
Changes In The Remaining Net Disputed Claims Liability
(in millions)
Balance at December 31, 2012	$842
Interest accrued, net of settlement	25
Less: supplier settlements-principal amount	(3)
Balance at December 31, 2013	$864